Additional disclosure items G.1 Fees to auditors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditor's remuneration [abstract]
Audit fees	$ 5.1	$ 5.2	$ 5.8
Audit related fees	1.3	1.4	0.5
Tax fees	0.2	0.1	0.1
Other fees	0.2	0.4	0.1
Total	$ 6.8	$ 7.1	$ 6.4